Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Common stock, Authorized	3,955,000,000	3,955,000,000
Common stock, Issued	983,130,260	998,744,060
Common stock, Outstanding	952,261,022	967,902,641
Treasury stock, share	30,869,238	30,841,419